GOODWILL - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 2,320	£ 2,320	£ 2,324
Impairment charged to the income statement	0	4
Scottish Widows
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 1,836	£ 1,836
Percentage of entity goodwill (in percent)	79.00%	79.00%
Discount rate applied to cash flow projections (in percent)	8.80%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
MBNA Limited
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 302	£ 302
Percentage of entity goodwill (in percent)	13.00%	13.00%
Motor Finance
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 166	£ 166
Percentage of entity goodwill (in percent)	7.00%	7.00%
Discount rate applied to cash flow projections (in percent)	10.25%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Cards
GOODWILL (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	10.25%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%